Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001350049
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EIP Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIP Growth and Income Fund (the “Fund”) seeks to provide a high level of total shareholder return that is balanced between current income and growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks low volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect Fund performance. The Fund’s turnover rate for its most recent fiscal year was 49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out all or most of their available free cash flow (“High Payout Energy Companies”), including: (1) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (2) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates (such as I-Shares or i-units), (3) U.S. and Canadian energy yield corporations (“Yieldcos”), (4) U.S. and Canadian natural gas and electric utilities, and (5) other energy-related corporations with similar dividend policies similar to those of High Payout Energy Companies in (1) and (2) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. The Fund concentrates its investments in the Energy Industry, and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.

The Fund may achieve a substantial portion of its exposure to Energy Companies by entering into swap agreements and futures with respect to securities of Energy Companies. The Fund may also invest in a portfolio of investment-grade corporate bonds and obligations of the U.S. government and its agencies, provided that the weighted average maturity of the Fund’s fixed-income positions will not exceed 18 months. The Fund typically uses leverage for any purpose consistent with its investment objective, including in an attempt to enhance returns.

In managing the Fund’s portfolio, the Fund’s manager, Energy Income Partners, LLC (the “Manager”), seeks to identify Energy Companies in non-cyclical segments of the Energy Industry that offer the potential for an attractive balance of income and growth. The Manager intends to focus on steady fee-for-service businesses, such as pipelines, storage facilities and terminals (“Energy Infrastructure”). These infrastructure businesses receive fees and tariffs, which are generally not directly related to commodity prices and therefore tend to be less cyclical. The Manager typically seeks to limit the Fund’s exposure to Energy Companies that derive a significant portion of their revenues from more cyclical businesses, such as energy exploration, development and production, where revenues tend to be driven by commodity prices. The Manager may also seek to limit the Fund’s exposure to cyclical segments of the energy sector by hedging this exposure through short positions, which may include short sales or swaps.

The Fund typically uses derivatives, such as futures, foreign currency transactions, options, warrants and swap contracts, to a significant extent. Derivatives may be used for hedging purposes, to obtain leverage, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund expects to engage to a significant extent in short sales of U.S. Treasuries to hedge its exposure to changes in interest rates. The Fund may also engage in short sales of equity and other fixed-income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

•

Concentration Risk. The Fund concentrates its investments in the Energy Industry and, therefore, is more susceptible to risks that affect that industry than a fund that is more broadly diversified over several industries or sectors.

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Energy Industry Risk. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Energy Companies are typically highly dependent on energy prices, which can be extremely volatile. Energy Infrastructure companies can further be exposed to counterparty credit risk as some customers are oil and gas producers that may become financially distressed and unable to perform under, or may seek to reject contracts for the gathering, processing, storage and pipeline transportation of oil, refined products, natural gas, and natural gas liquids. Energy Companies can be affected by supply and demand for oil and natural gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for the energy products and services in general, as well as negative developments in world markets, would likely adversely impact the Fund’s value. The supply of energy and the profitability of Energy Companies can be significantly affected by extreme weather, by natural disasters, and by depletion of underlying oil and gas reserves. Energy Companies are subject to substantial government regulation, and changes in government regulations may affect the profitability of Energy Companies. Costs of compliance or remediation of environmental damages incurred by Energy Companies may not be recoverable and may increase over time if stricter environmental laws are enacted.

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MLP Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from the MLP. Some amounts received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital to Fund shareholders for federal income tax purposes.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Management Risk. The Fund’s portfolio is actively managed and is thus subject to management risk. The Manager will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s efforts to reduce the Fund’s volatility may not be successful, and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.

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Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

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Currency Risk. The Fund’s portfolio typically includes investments that are denominated in foreign currencies, and the Fund may hold investments designed to provide exposure to foreign currencies. Fluctuations in currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments.

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Smaller Companies Risk. Energy Companies in which the Fund invests may have market-capitalizations of less than $1 billion. Investing in the securities of small- or mid-cap companies presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. Companies with small- and mid-capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Fixed-Income Securities Risk. Bonds and other fixed-income securities are affected by changes in interest rates and credit quality. The value of the Fund’s fixed-income positions can be expected to fall as interest rates rise. The issuer of a fixed income security may be unable or unwilling to make interest and principal payments when due. If this occurs, or is perceived as likely to occur, the value of the issuer’s fixed-income securities will likely be more volatile and will likely fall. While some U.S. government debt obligations, such as U.S. Treasury obligations, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer.

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Derivatives Risk. The Fund’s use of derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund.

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Short Sale Risk. Short sales are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes.

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Leverage Risk. The Fund’s use of leverage may cause the Fund’s returns to be more volatile. The use of leverage typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund.

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Hedging Risk. The Fund may use hedging strategies intended to limit or reduce the Fund’s exposure to changes in currency exchange rates, interest rates, or particular segments of the energy sector. These strategies may be unsuccessful because there may be imperfect correlation, or not correlation, between price movements of the hedging instrument and price movements of the investment being hedged. Hedging strategies may also reduce the Fund’s potential for profit.

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Tax Risk. The Fund’s ability to make investments in MLPs and other entities treated as “pass-through” vehicles for U.S. federal income tax purposes is limited by the Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986. If the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all Fund distributions from earnings and profits would be taxable to shareholders as dividend income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment. The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of two style specific indices and to a broad-based securities market index. Past performance is not necessarily an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best calendar quarter :	26.40%, Q2 2009

Worst calendar quarter:	-17.44%, Q4 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the Fund for periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Returns are shown for Class I shares only because Investor Class shares were not offered prior to the date of this prospectus. While each share class represents investment in the same portfolio of securities, the returns for Investor Class shares would trail the performance of Class I shares because Investor Class shares have higher expenses than Class I shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.

EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%	[1],[2]
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Wells Fargo Midstream MLP Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wells Fargo Midstream MLP Total Return Index (no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(31.50%)	[3]
5 Years	rr_AverageAnnualReturnYear05	5.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%	[2],[3]
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Alerian MLP Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(32.59%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%	[2],[4]
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	3.89%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.17%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.62%)	[5],[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.55%	[5]
1 year	rr_ExpenseExampleYear01	$ 258
3 years	rr_ExpenseExampleYear03	1,316
5 years	rr_ExpenseExampleYear05	2,370
10 years	rr_ExpenseExampleYear10	$ 4,989
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_OtherExpensesOverAssets	3.74%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.62%)	[5],[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.15%	[5]
1 year	rr_ExpenseExampleYear01	$ 218
3 years	rr_ExpenseExampleYear03	1,202
5 years	rr_ExpenseExampleYear05	2,189
10 years	rr_ExpenseExampleYear10	$ 4,679
Annual Return 2007	rr_AnnualReturn2007	10.29%
Annual Return 2008	rr_AnnualReturn2008	(33.04%)
Annual Return 2009	rr_AnnualReturn2009	70.34%
Annual Return 2010	rr_AnnualReturn2010	30.88%
Annual Return 2011	rr_AnnualReturn2011	21.62%
Annual Return 2012	rr_AnnualReturn2012	7.03%
Annual Return 2013	rr_AnnualReturn2013	20.06%
Annual Return 2014	rr_AnnualReturn2014	18.69%
Annual Return 2015	rr_AnnualReturn2015	(21.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter :
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.44%)
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 Year	rr_AverageAnnualReturnYear01	(21.54%)
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%	[2]
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(21.47%)
5 Years	rr_AverageAnnualReturnYear05	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%	[2]
EIP Growth and Income Fund (Prospectus Summary) | EIP Growth and Income Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	(11.90%)
5 Years	rr_AverageAnnualReturnYear05	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%	[2]

[1]	The S&P 500 Index is an index of U.S. common stock performance.
[2]	The Fund commenced operations on August 22, 2006.
[3]	The Wells Fargo Midstream MLP Total Return Index consists of 56 energy MLPs and represents the midstream sub-sector of the Wells Fargo MLP Composite Index.
[4]	The Alerian MLP Index is a market-cap weighted, float-adjusted index created to provide a comprehensive benchmark for investors to track the performance of the energy MLP sector.
[5]	Restated to reflect expenses of new Fund service providers and the impact of the Fund’s new expense cap.
[6]	Other expenses for Investor Class shares are estimated based on expenses for Class I shares.
[7]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 2.00% of average daily net assets through October 14, 2017. Any waiver or reimbursement by the Fund’s adviser is subject to repayment by the Fund within three years; provided that the Fund is able to make the repayment without exceeding the 2.00% limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.